Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (24,046)	$ (4,000)
Changes in working capital:
Net changes in trade payables and other liabilities	24,046	4,000
Net cash provided by (used in) operating activities
Cash flows from financing activities
Issued Capital
Net cash provided by (used in) financing activities
Net change in cash
Cash at the beginning of the period	1	1
Cash at the end of the period	$ 1	$ 1